Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 17, 2012	Jun. 30, 2011
Entity Registrant Name	EQUITY RESIDENTIAL
Entity Central Index Key	0000906107
Document Type	8-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 17,400,000,000
Entity Common Stock, Shares Outstanding		300,240,671
Partnership Interest [Member]
Entity Registrant Name	ERP OPERATING LIMITED PARTNERSHIP
Entity Central Index Key	0000931182
Document Type	8-K
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer